                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-21122

                        Clarion Value Fund Master, LLC
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                        Clarion Value Fund Master, LLC
                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-212-883-2500

                   Date of fiscal year end: October 31, 2007

                   Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report(s) to Shareholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

---------------------------

CLARION VALUE FUND, INC.

---------------------------
Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors                ---------------------------

Daniel Heflin
President, Chief Executive Officer and
  Director

Stephen Baines                                     CLARION VALUE FUND, INC.
Vice President

Jerry Chang
Chief Compliance Officer

Joanne M. Vitale
Vice President

S. Leland Dill
Director

Steven N. Fayne                                   ---------------------------
Director

I. Trevor Rozowsky
Director

James Webb
Director

--------------------------------------------

Investment Adviser
       ING Clarion Capital, LLC
       230 Park Avenue
       New York, NY 10169
--------------------------------------------

Administrator
       The Bank of New York
       101 Barclay Street
       New York, NY 10286
--------------------------------------------

Custodian                                             Semi-Annual Report
       The Bank of New York                       April 30, 2007 (unaudited)
       100 Colonial Center Parkway
       Lake Mary, FL 32746

                           CLARION VALUE FUND, INC.
        c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

June 2007

CLARION VALUE FUND, INC

Dear Shareholder,

Enclosed is the Semi-Annual Report for the Clarion Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2006 through April 30, 2007. As of April 30, 2007, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested was $499,509,492 which included investments in 124 fixed income securities, with a net investment value of $461,035,632. The Master Fund also has $38,473,860 of other assets (including cash and cash equivalents) net of liabilities.

For the six months ending April 30, 2007, the Fund generated a net total return of .77% compared to a return of 1.46% for the Lehman Brothers Aggregate Bond Index and 7.63% for the CSFB High Yield Index. Since the inception of the Fund (December 21, 1994), the portfolio generated a net annual return of 9.73% compared to an annual return of 6.84% for the Lehman Brothers Aggregate Bond Index and 8.50% for the CSFB High Yield Index.

Market Summary

Year to date 2007, new issue supply of approximately $124 billion through June 30, 2007 brought the CMBS market capitalization to approximately $700 billion. During this period, delinquencies of loans underlying CMBS transactions were 0.76% of current balances. However, there continues to be a clear demarcation between the best deals and the worst deals. The best performing quartile had average delinquencies of 0.00% and the worst performing quartile had average delinquencies of 2.29%, excluding deals with less than 1 year of seasoning. A majority of the commercial property markets have recovered and construction has been slow to respond. The apartment and retail sectors have measurable risk, while the office and industrial sectors are fairly balanced. A number of the apartment markets have stalled due to troubled condo deals. However, we expect the national apartment market to fully recover in 2007. The office market ended the first quarter 2007 with a vacancy rate of 11.5%, increasing 0.1% from the previous quarter. Absorption remains positive as it has for the past 15 quarters, with total net absorption accounting for 0.14% of existing inventory in the first quarter. Most markets have forecasted construction levels below their long-term averages, with the current under-construction inventory equal to 2.27% of existing stock. We expect the office market to outperform other core property sectors in the near term. The retail property sector is expected to moderate going forward due to temperate retail sales growth. The "wealth effect" on spending has driven growth in retail sales to record levels in recent years. Cumulative demand growth over the next two years is projected at 4%, compared to 7% over the past two years. Therefore, we expect performance to be more tempered in the retail sector going forward. The industrial property sector ended the first quarter 2007 with a vacancy rate of 8.8%, increasing 0.1% from the previous quarter. Strong absorption levels over the last three years have kept vacancies low, with net absorption accounting for 0.13% of existing stock in the first quarter.

Portfolio Summary

From a credit perspective, the average credit rating of the Master Fund is BBB-. Since November 1, 2006, 22 securities have been upgraded with 8 downgrades. For the six months ending April 30, 2007, the Fund made monthly distributions to shareholders at an annual rate of 5.92%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.19%. With regard to term structure exposure versus the benchmark, as of April 30, 2007, the portfolio had a weighted average life of 5.65 years, while the Lehman Brothers Aggregate Index had a weighted average life of 6.86 years and the CSFB High Yield Index had a weighted average life of 5.91 years. The modified duration of the Fund was 4.05 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.49 years and the CSFB High Yield Index had a modified duration of 4.18 years.

As of April 30, 2007, the portfolio was constructed of 50.55% investment grade securities and 49.45% below-investment grade securities. The Fund's spread to Treasuries was 279 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 67 basis points and the CSFB High Yield Index spread to Treasuries was 302 basis points. ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index, as well as the CSFB High Yield Index, over full market cycles

If you have any questions regarding the Fund, please call me or Robert Kopchains at 212-883-2692.

Daniel Heflin, President

PERFORMANCE INFORMATION

      Growth in Value of a $10,000 Investment in the Clarion Value Fund,
                              the Lehman Brothers
              Aggregate Bond Index and the CSFB High Yield Index

                         Cumulative Return                                             Value of $10,000
           ---------------------------------------------             ----------------------------------------------------
   Date     Fund   Lehman Aggregate Index CSFB High Yield    Date     Fund   Lehman Aggregate Index CSFB High Yield Index
---------- ------  ---------------------- --------------- ---------- ------- ---------------------- ---------------------
  12/31/94                                                  12/31/94 $10,000        $10,000                $10,000
 1/31/1995   1.71%           1.98%              1.05%      1/31/1995 $10,171        $10,198                $10,105
 2/28/1995   4.21%           4.41%              3.54%      2/28/1995 $10,421        $10,441                $10,354
 3/31/1995   5.12%           5.04%              4.71%      3/31/1995 $10,512        $10,504                $10,471
 4/30/1995   6.55%           6.51%              7.03%      4/30/1995 $10,655        $10,651                $10,703
 5/31/1995  10.96%          10.64%             10.05%      5/31/1995 $11,096        $11,064                $11,005
 6/30/1995  11.99%          11.44%             10.77%      6/30/1995 $11,199        $11,144                $11,077
 7/31/1995  11.47%          11.20%             12.49%      7/31/1995 $11,147        $11,120                $11,249
 8/31/1995  12.62%          12.54%             12.81%      8/31/1995 $11,262        $11,254                $11,281
 9/30/1995  13.89%          13.64%             14.10%      9/30/1995 $11,389        $11,364                $11,410
10/31/1995  15.69%          15.11%             15.37%     10/31/1995 $11,569        $11,511                $11,537
11/30/1995  17.72%          16.84%             15.91%     11/30/1995 $11,772        $11,684                $11,591
12/31/1995  19.68%          18.48%             17.38%     12/31/1995 $11,968        $11,848                $11,738
 1/31/1996  20.69%          19.26%             19.62%      1/31/1996 $12,069        $11,926                $11,962
 2/29/1996  19.00%          17.18%             20.25%      2/29/1996 $11,900        $11,718                $12,025
 3/31/1996  18.54%          16.36%             19.92%      3/31/1996 $11,854        $11,636                $11,992
 4/30/1996  18.31%          15.71%             20.57%      4/30/1996 $11,831        $11,571                $12,057
 5/31/1996  18.77%          15.48%             21.55%      5/31/1996 $11,877        $11,548                $12,155
 6/30/1996  19.94%          17.03%             21.82%      6/30/1996 $11,994        $11,703                $12,182
 7/31/1996  20.52%          17.34%             22.91%      7/31/1996 $12,052        $11,734                $12,291
 8/31/1996  22.30%          17.14%             24.25%      8/31/1996 $12,230        $11,714                $12,425
 9/30/1996  23.85%          19.18%             26.39%      9/30/1996 $12,385        $11,918                $12,639
10/31/1996  27.54%          21.83%             27.45%     10/31/1996 $12,754        $12,183                $12,745
11/30/1996  30.85%          23.91%             29.44%     11/30/1996 $13,085        $12,391                $12,944
12/31/1996  30.58%          22.76%             31.96%     12/31/1996 $13,058        $12,276                $13,196
 1/31/1997  30.84%          23.14%             32.93%      1/31/1997 $13,084        $12,314                $13,293
 2/28/1997  33.06%          23.45%             35.43%      2/28/1997 $13,306        $12,345                $13,543
 3/31/1997  32.76%          22.08%             33.91%      3/31/1997 $13,276        $12,208                $13,391
 4/30/1997  36.18%          23.91%             35.10%      4/30/1997 $13,618        $12,391                $13,510
 5/31/1997  38.34%          25.09%             37.82%      5/31/1997 $13,834        $12,509                $13,782
 6/30/1997  41.43%          26.57%             39.69%      6/30/1997 $14,143        $12,657                $13,969
 7/31/1997  38.92%          29.99%             42.65%      7/31/1997 $13,892        $12,999                $14,265
 8/31/1997  38.91%          28.89%             43.42%      8/31/1997 $13,891        $12,889                $14,342
 9/30/1997  42.58%          30.79%             46.26%      9/30/1997 $14,258        $13,079                $14,626
10/31/1997  44.95%          32.69%             46.25%     10/31/1997 $14,495        $13,269                $14,625
11/30/1997  44.88%          33.30%             47.29%     11/30/1997 $14,488        $13,330                $14,729
12/31/1997  45.00%          34.65%             48.63%     12/31/1997 $14,500        $13,465                $14,863
 1/31/1998  48.04%          36.37%             51.15%      1/31/1998 $14,804        $13,637                $15,115
 2/28/1998  48.14%          36.26%             52.33%      2/28/1998 $14,814        $13,626                $15,233
 3/31/1998  49.42%          36.72%             53.09%      3/31/1998 $14,942        $13,672                $15,309
 4/30/1998  48.69%          37.44%             54.24%      4/30/1998 $14,869        $13,744                $15,424
 5/31/1998  50.22%          38.74%             54.70%      5/31/1998 $15,022        $13,874                $15,470
 6/30/1998  51.54%          39.92%             55.03%      6/30/1998 $15,154        $13,992                $15,503
 7/31/1998  51.70%          40.21%             56.11%      7/31/1998 $15,170        $14,021                $15,611
 8/31/1998  52.76%          42.50%             45.51%      8/31/1998 $15,276        $14,250                $14,551
 9/30/1998  54.12%          45.83%             45.50%      9/30/1998 $15,412        $14,583                $14,550
10/31/1998  47.19%          45.06%             42.60%     10/31/1998 $14,719        $14,506                $14,260
11/30/1998  45.19%          45.89%             49.83%     11/30/1998 $14,519        $14,589                $14,983
12/31/1998  46.82%          46.33%             49.49%     12/31/1998 $14,682        $14,633                $14,949
 1/31/1999  48.07%          47.36%             50.89%      1/31/1999 $14,807        $14,736                $15,089
 2/28/1999  46.42%          44.79%             50.58%      2/28/1999 $14,642        $14,479                $15,058
 3/31/1999  47.65%          45.58%             51.95%      3/31/1999 $14,765        $14,558                $15,195
 4/30/1999  48.66%          46.05%             55.31%      4/30/1999 $14,866        $14,605                $15,531
 5/31/1999  49.94%          44.76%             53.63%      5/31/1999 $14,994        $14,476                $15,363
 6/30/1999  49.80%          44.30%             53.71%      6/30/1999 $14,980        $14,430                $15,371
 7/31/1999  49.72%          43.69%             53.78%      7/31/1999 $14,972        $14,369                $15,378
 8/31/1999  49.84%          43.62%             52.41%      8/31/1999 $14,984        $14,362                $15,241
 9/30/1999  51.66%          45.29%             51.24%      9/30/1999 $15,166        $14,529                $15,124
10/31/1999  51.75%          45.83%             50.50%     10/31/1999 $15,175        $14,583                $15,050
11/30/1999  52.19%          45.81%             52.55%     11/30/1999 $15,219        $14,581                $15,255
12/31/1999  53.29%          45.11%             54.39%     12/31/1999 $15,329        $14,511                $15,439
 1/31/2000  53.18%          44.63%             53.77%      1/31/2000 $15,318        $14,463                $15,377
 2/29/2000  56.95%          46.38%             54.73%      2/29/2000 $15,695        $14,638                $15,473
 3/31/2000  60.35%          48.31%             52.41%      3/31/2000 $16,035        $14,831                $15,241
 4/30/2000  60.21%          47.88%             52.18%      4/30/2000 $16,021        $14,788                $15,218
 5/31/2000  61.22%          47.81%             49.74%      5/31/2000 $16,122        $14,781                $14,974
 6/30/2000  64.71%          50.88%             53.10%      6/30/2000 $16,471        $15,088                $15,310
 7/31/2000  66.56%          52.26%             54.54%      7/31/2000 $16,656        $15,226                $15,454
 8/31/2000  69.77%          54.47%             55.57%      8/31/2000 $16,977        $15,447                $15,557
 9/30/2000  71.29%          55.44%             54.14%      9/30/2000 $17,129        $15,544                $15,414
10/31/2000  73.13%          56.46%             49.35%     10/31/2000 $17,313        $15,646                $14,935
11/30/2000  76.76%          59.03%             43.46%     11/30/2000 $17,676        $15,903                $14,346
12/31/2000  77.08%          61.99%             46.35%     12/31/2000 $17,708        $16,199                $14,635
 1/31/2001  79.54%          64.63%             55.11%      1/31/2001 $17,954        $16,463                $15,511
 2/28/2001  81.72%          66.06%             56.68%      2/28/2001 $18,172        $16,606                $15,668
 3/31/2001  83.12%          66.89%             53.56%      3/31/2001 $18,312        $16,689                $15,356
 4/30/2001  80.92%          66.19%             51.96%      4/30/2001 $18,092        $16,619                $15,196
 5/31/2001  82.26%          67.19%             55.00%      5/31/2001 $18,226        $16,719                $15,500
 6/30/2001  83.67%          67.82%             52.60%      6/30/2001 $18,367        $16,782                $15,260
 7/31/2001  88.58%          71.58%             54.23%      7/31/2001 $18,858        $17,158                $15,423
 8/31/2001  91.07%          73.56%             56.39%      8/31/2001 $19,107        $17,356                $15,639
 9/30/2001  89.20%          75.57%             46.53%      9/30/2001 $18,920        $17,557                $14,653
 10/1/2001  93.58%          79.24%             49.87%      10/1/2001 $19,358        $17,924                $14,987
11/30/2001  90.80%          76.76%             54.71%     11/30/2001 $19,080        $17,676                $15,471
12/21/2001  89.71%          75.63%             54.81%     12/21/2001 $18,971        $17,563                $15,481
 1/31/2002  92.13%          77.06%             56.25%      1/31/2002 $19,213        $17,706                $15,625
 2/28/2002  95.99%          78.77%             55.15%      2/28/2002 $19,599        $17,877                $15,515
 3/31/2002  91.88%          75.81%             58.70%      3/31/2002 $19,188        $17,581                $15,870
 4/30/2002  97.75%          79.22%             61.22%      4/30/2002 $19,775        $17,922                $16,122
 5/31/2002 100.11%          80.74%             60.65%      5/31/2002 $20,011        $18,074                $16,065
  6/1/2002 104.58%          82.31%             55.05%       6/1/2002 $20,458        $18,231                $15,505
  7/1/2002 110.16%          84.52%             50.61%       7/1/2002 $21,016        $18,452                $15,061
  8/1/2002 116.14%          87.64%             52.56%       8/1/2002 $21,614        $18,764                $15,256
  9/1/2002 122.32%          90.68%             50.68%       9/1/2002 $22,232        $19,068                $15,068
 10/1/2002 121.25%          89.80%             49.76%      10/1/2002 $22,125        $18,980                $14,976
11/30/2002 118.29%          89.74%             57.68%     11/30/2002 $21,829        $18,974                $15,768
12/31/2002 123.04%          93.67%             59.60%     12/31/2002 $22,304        $19,367                $15,960
 1/31/2003 123.03%          93.84%             63.95%      1/31/2003 $22,303        $19,384                $16,395
 2/28/2003 127.74%          96.52%             66.37%      2/28/2003 $22,774        $19,652                $16,637
 3/31/2003 127.92%          96.36%             70.62%      3/31/2003 $22,792        $19,636                $17,062
 4/30/2003 129.64%          97.99%             79.33%      4/30/2003 $22,964        $19,799                $17,933
 5/31/2003 137.71%         101.67%             81.93%      5/31/2003 $23,771        $20,167                $18,193
 6/30/2003 137.39%         101.27%             87.24%      6/30/2003 $23,739        $20,127                $18,724
 7/31/2003 127.10%          94.51%             85.73%      7/31/2003 $22,710        $19,451                $18,573
 8/31/2003 127.63%          95.79%             87.81%      8/31/2003 $22,763        $19,579                $18,781
 9/30/2003 135.89%         100.98%             92.94%      9/30/2003 $23,589        $20,098                $19,294
10/31/2003 134.99%          99.11%             96.87%     10/31/2003 $23,499        $19,911                $19,687
11/30/2003 136.23%          99.59%             99.57%     11/30/2003 $23,623        $19,959                $19,957
12/31/2003 140.30%         101.62%            104.18%     12/31/2003 $24,030        $20,162                $20,418
 1/31/2004 144.24%         103.24%            108.15%      1/31/2004 $24,424        $20,324                $20,815
 2/29/2004 147.96%         105.43%            108.25%      2/29/2004 $24,796        $20,543                $20,825
 3/31/2004 151.60%         106.97%            109.64%      3/31/2004 $25,160        $20,697                $20,964
 4/30/2004 144.41%         101.59%            109.35%      4/30/2004 $24,441        $20,159                $20,935
 5/31/2004 143.92%         100.79%            106.04%      5/31/2004 $24,392        $20,079                $20,604
 6/30/2004 146.83%         101.93%            109.24%      6/30/2004 $24,683        $20,193                $20,924
 7/31/2004 149.90%         103.93%            111.92%      7/31/2004 $24,990        $20,393                $21,192
 8/31/2004 157.90%         107.82%            115.37%      8/31/2004 $25,790        $20,782                $21,537
 9/30/2004 164.25%         108.38%            118.64%      9/30/2004 $26,425        $20,838                $21,864
10/31/2004 169.95%         110.14%            122.40%     10/31/2004 $26,995        $21,014                $22,240
11/30/2004 167.48%         108.45%            125.23%     11/30/2004 $26,748        $20,845                $22,523
12/31/2004 170.61%         110.37%            128.61%     12/31/2004 $27,061        $21,037                $22,861
 1/31/2005 172.85%         111.70%            128.56%      1/31/2005 $27,285        $21,170                $22,856
 2/28/2005 173.95%         110.45%            131.58%      2/28/2005 $27,395        $21,045                $23,158
 3/31/2005 173.82%         109.37%            126.04%      3/31/2005 $27,382        $20,937                $22,604
 4/30/2005 178.58%         112.20%            123.81%      4/30/2005 $27,858        $21,220                $22,381
 5/31/2005 183.54%         114.49%            126.56%      5/31/2005 $28,354        $21,449                $22,656
 6/30/2005 186.69%         115.67%            130.34%      6/30/2005 $28,669        $21,567                $23,034
 7/31/2005 185.19%         113.71%            133.50%      7/31/2005 $28,519        $21,371                $23,350
 8/31/2005 189.22%         116.45%            134.71%      8/31/2005 $28,922        $21,645                $23,471
 9/30/2005 187.77%         114.22%            132.43%      9/30/2005 $28,777        $21,422                $23,243
10/31/2005 189.35%         112.52%            130.25%     10/31/2005 $28,935        $21,252                $23,025
11/30/2005 191.02%         113.46%            131.83%     11/30/2005 $29,102        $21,346                $23,183
12/31/2005 192.81%         115.49%            133.76%     12/31/2005 $29,281        $21,549                $23,376
 1/31/2006 193.84%         115.42%            136.77%      1/31/2006 $29,384        $21,542                $23,677
 2/28/2006 194.76%         116.22%            139.15%      2/28/2006 $29,476        $21,622                $23,915
 3/31/2006 193.77%         114.02%            141.00%      3/31/2006 $29,377        $21,402                $24,100
 4/30/2006 194.83%        113.711%            142.62%      4/30/2006 $29,483        $21,371                $24,262
 5/31/2006 194.24%         113.48%            143.29%      5/31/2006 $29,424        $21,348                $24,329
 6/30/2006 194.04%         113.94%            141.92%      6/30/2006 $29,404        $21,394                $24,192
 7/31/2006 197.61%         116.83%            144.00%      7/31/2006 $29,761        $21,683                $24,400
 8/31/2006 203.80%         120.15%            147.40%      8/31/2006 $30,380        $22,015                $24,740
 9/30/2006 208.74%         122.08%            150.48%      9/30/2006 $30,874        $22,208                $25,048
10/31/2006 211.79%         123.55%            153.94%     10/31/2006 $31,179        $22,355                $25,394
11/30/2006 216.15%         126.14%            158.55%     11/30/2006 $31,615        $22,614                $25,855
12/31/2006 215.55%         124.83%            161.62%     12/31/2006 $31,555        $22,483                $26,162
 1/31/2007 217.31%         124.74%            164.62%      1/31/2007 $31,731        $22,474                $26,462
 2/28/2007 219.78%         128.20%            168.72%      2/28/2007 $31,978        $22,820                $26,872
 3/31/2007 214.70%         128.21%            169.49%      3/31/2007 $31,470        $22,821                $26,949
 4/30/2007 214.20%         129.44%            173.31%      4/30/2007 $31,420        $22,944                $27,331

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The CSFB High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                         Six Months Ended  Five Years Ended     Inception to
                          April 30, 2007  April 30, 2007 (a) April 30, 2007 (b)
                         ---------------- ------------------ ------------------
Clarion Value Fund, Inc.        .77%             9.70%              9.73%
Lehman Brothers
  Aggregate Bond Index         1.46%             4.97%              6.84%
CSFB High Yield Index          7.63%            11.14%              8.50%
--------
(a) Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Annualized
                               Beginning  Ending   Expense Ratio Expenses Paid
                                Account  Account   Based on the   During the
                                 Value    Value      Six-Month     Six-Month
                               11/01/06  04/30/07     Period        Period*
                               --------- --------- ------------- -------------
Clarion Value Fund, Inc.
   Actual                      $1,000.00 $1,007.70     0.79%         $3.95
   Hypothetical (5% return
     before expenses)          $1,000.00 $1,020.86     0.79%         $3.98
--------
* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 04/30/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

CLARION VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

Assets
   Investment in Clarion Value Fund Master, LLC ("Master
     Fund"), at Value                                            $411,692,422
                                                                 ------------
       Total Assets                                               411,692,422
                                                                 ------------
Liabilities
   Accrued Advisory Fee - Note C                                      643,316
   Other Accrued Expenses                                              43,966
                                                                 ------------
       Total Liabilities                                              687,282
                                                                 ------------
Net Assets                                                       $411,005,140
                                                                 ============
Net Assets Consist of:
   Paid in Capital                                               $407,914,062
   Undistributed Net Investment Income                              5,362,732
   Accumulated Net Realized Loss                                   (2,019,708)
   Net Unrealized Appreciation                                       (251,946)
                                                                 ------------
Net Assets                                                       $411,005,140
                                                                 ============
Net Assets                                                       $411,005,140
Common Stock
   Shares Issued and Outstanding ($0.01 par value)
     (Authorized 250,000,000)                                      44,890,823
   Net Asset Value Per Share                                     $       9.16
                                                                 ============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2007 (unaudited)

Investment Income
   Interest Income Allocated from the Master Fund                $11,897,855
   Expenses Allocated from the Master Fund                          (291,504)
                                                                 -----------
       Total Investment Income                                    11,606,351
                                                                 -----------
Expenses
   Advisory Fees - Note C                                          1,305,141
   Audit Fees                                                         20,270
   Directors' Fees                                                    10,172
   Transfer Agent Fees - Note E                                        8,168
   Administrative Fees - Note D                                        5,951
   Other Fees                                                          2,826
                                                                 -----------
       Total Expenses                                              1,352,528
                                                                 -----------
Net Investment Income                                             10,253,823
                                                                 -----------
Realized and Unrealized Gain on Investments and Swaps
  Allocated From the Master Fund
   Net Realized Gain on Investments and Swaps Allocated
     from the Master Fund                                          2,237,162
   Net Change in Unrealized Depreciation on Investments and
     Swaps Allocated from the Master Fund                         (9,287,620)
                                                                 -----------
Net Loss on Investments and Swaps                                 (7,050,458)
                                                                 -----------
Net Increase in Net Assets Resulting from Operations             $ 3,203,365
                                                                 ===========

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                             Six Months Ended
                                              April 30, 2007     Year Ended
                                               (unaudited)    October 31, 2006
                                             ---------------- ----------------
Increase in Net Assets from Operations
   Net Investment Income                       $ 10,253,823    $  31,725,815
   Net Realized Gain                              2,237,162        1,187,124
   Net Change in Unrealized
     Appreciation (Depreciation)                 (9,287,620)       1,241,653
                                               ------------    -------------
       Net Increase in Net Assets
         Resulting from Operations                3,203,365       34,154,592
                                               ------------    -------------
Distributions from:
   Net Investment Income                        (12,111,604)     (31,914,671)
                                               ------------    -------------
Capital Share Transactions:
   Issued                                                --       20,003,600
   - In Lieu of Cash Distributions                7,146,221       23,120,812
   Redeemed                                              --     (142,605,083)
                                               ------------    -------------
       Net Increase (Decrease) from
         Capital Share Transactions               7,146,221      (99,480,671)
                                               ------------    -------------
   Total Decrease in Net Assets                  (1,762,018)     (97,240,750)

Net Assets:
   Beginning of Period                          412,767,158      510,007,908
                                               ------------    -------------
   End of Period (including
     undistributed net investment
     income of $5,362,732 in 2007 and
     $7,220,513 in 2006, respectively)         $411,005,140    $ 412,767,158
                                               ============    =============
Shares Issued and Redeemed:
   Shares Issued                                         --        2,152,003
   - In Lieu of Cash Distributions                  763,196        2,519,968
   Shares Redeemed                                       --      (15,449,641)
                                               ------------    -------------
       Net Increase (Decrease) in
         Capital Share Transactions                 763,196      (10,777,670)
                                               ============    =============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2007 (unaudited)

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations        $  3,203,365
   Adjustments to Reconcile Net Increase in Net Assets
     Resulting from Operations to Net Cash Provided by
     Operating Activities:
       Net Investment Income Allocated from the Master
         Fund                                                   (11,606,351)
       Contributions to the Master Fund                         (16,343,547)
       Withdrawals from the Master Fund                          20,970,916
       Net Paydown Gain on Securities                             3,086,399
       Amortization of Premium and Accretion of
         Discount                                                (1,326,284)
       Net Change in Unrealized Depreciation                      9,287,620
       Net Realized Gain on Investments                          (2,237,162)
   Net Change in Operating Assets and Liabilities:
       Decrease in Accrued Advisory Fee                             (58,297)
       Decrease in Other Accrued Expenses                           (11,276)
                                                               ------------
          Net Cash Provided by Operating Activities               4,965,383
                                                               ------------
Cash Flows from Financing Activities:*
   Cash Subscriptions Received                                           --
   Cash Redemptions Paid                                                 --
   Net Investment Income Distributions Paid                      (4,965,383)
                                                               ------------
          Net Cash Provided by Financing Activities              (4,965,383)
                                                               ------------
Net Change in Cash                                                       --
Cash at Beginning of Period                                              --
                                                               ------------
Cash at End of Period                                          $         --
                                                               ============
--------
* Non-cash financing transactions not included herein consist of reinvestment of distributions of $7,146,221.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                              Six Months Ended   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                               April 30, 2006    October 31,   October 31,   October 31,   October 31,   October 31,
                                (unaudited)         2006          2005          2004          2003       2002 (1)(2)
                              ----------------   -----------   -----------   -----------   -----------   -----------
Net Asset Value,
  Beginning of Period              $ 9.35         $   9.29      $   9.80      $   9.28      $   9.37      $   8.83
                                   ------         --------      --------      --------      --------      --------
Income From Investment
  Operations
   Net Investment Income
     (6)                             0.23             0.63          0.86          0.76          0.77          0.95
   Net Realized and
     Unrealized Gain
     (Loss)                         (0.15)            0.06         (0.22)         0.55         (0.21)         0.25
                                   ------         --------      --------      --------      --------      --------
       Total Income from
         Investment
         Operations                  0.08             0.69          0.64          1.31          0.56          1.20
                                   ------         --------      --------      --------      --------      --------
Distributions
   Net Investment Income            (0.27)           (0.63)        (0.86)        (0.61)        (0.64)        (0.66)
   Capital Gains                       --               --         (0.29)        (0.18)        (0.01)           --
                                   ------         --------      --------      --------      --------      --------
       Total
         Distributions              (0.27)           (0.63)        (1.15)        (0.79)        (0.65)        (0.66)
                                   ------         --------      --------      --------      --------      --------
Net Asset Value, End of
  Period                           $ 9.16         $   9.35      $   9.29      $   9.80      $   9.28      $   9.37
                                   ------         --------      --------      --------      --------      --------
Total Investment Return
   Net Asset Value (3)               0.77%            7.76%         7.19%        14.88%         6.21%        14.30%(7)
                                   ------         --------      --------      --------      --------      --------
Ratios and Supplemental
  Data
   Net Assets, End of
     Period (Thousands)            $411,005       $412,767      $510,008      $303,093      $319,726      $338,105
   Ratio of Net Expenses
     to Average Net
     Assets                          0.79%(4)(8)      0.78%(4)      0.77%(4)      0.75%(4)      0.76%(4)      0.80%(4)
   Ratio of Net
     Investment Income
     to Average Net
     Assets                          4.95%(4)(8)      5.78%(4)      8.64%(4)      8.06%(4)      8.34%(4)      8.69%
   Ratio of Voluntary
     Waived Fees and
     Expenses
   Assumed by the
     Adviser to Average
     Net Assets                      0.00%            0.00%         0.00%         0.00%         0.00%         0.03%
   Portfolio Turnover
     Rate (5)                          --               --            --            --            --            45%
                                   ------         --------      --------      --------      --------      --------

--------
(1) Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the year, and assumes dividends and distributions, if any, were reinvested at net asset value.
(4) Includes the Fund's share of expenses allocated from the Master Fund.
(5) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements. Portfolio turnover rate for the period subsequent to the Fund's reorganization is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.
(6) Calculated based upon average shares outstanding throughout the year.
(7) Total investment return would have been lower had certain fees not been waived during the year.
(8) Annualized.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2007 (unaudited)

A. Organization: The Clarion Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2007 the Fund's proportionate interest in the net assets of the Master Fund was 82.4%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

       1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

       2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

       3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                APRIL 30, 2007

B. Summary of Significant Accounting Policies (continued):

       4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

       5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the year ended April 30, 2007, there were no waivers by the Adviser pursuant to this provision

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

G. Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the Fund's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements"("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the financial statements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

Fund Expenses (unaudited)

As an investor of the Fund, you incur ongoing costs, including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         Beginning  Ending      Annualized
                          Account  Account    Expense Ratio     Expenses Paid
                           Value    Value      Based on the      During the
                         11/01/06  04/30/07  Six-Month Period Six-Month Period*
                         --------- --------- ---------------- -----------------
Clarion Value Fund
  Master, LLC
   Actual                $1,000.00 $1,010.08       0.14%            $0.70
   Hypothetical (5%
     return before
     expenses)           $1,000.00 $1,024.10       0.14%            $0.70
--------
* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 04/30/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2007 (unaudited)

                                                                    Principal
                                                                     Amount         Value (a)
                                                                   ----------- ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES
  (73.17%)

CS First Boston Mortgage Securities      6.000% due 07/15/2035(b)
  Corp.                                                            $19,196,000 $ 18,762,805
Bank of America-First Union NB           6.250% due 04/11/2037(b)
  Commercial Mortgage, Inc.                                         12,300,000   12,565,619 (d)
WaMu Mortgage Pass Through Certificates  5.909% due 08/25/2046      10,000,000   10,122,630
Commercial Mortgage Pass Through         5.234% due 07/10/2037
  Certificates                                                      10,000,000   10,030,100
Chase Commercial Mortgage Securities     6.390% due 11/18/2030(b)
  Corp.                                                             10,000,000   10,016,580 (d)
GS Mortgage Securities Corp. II          5.232% due 04/10/2038      15,005,000   10,000,532
CS First Boston Mortgage Securities      4.947% due 12/15/2040(b)
  Corp.                                                             13,023,000    9,978,218
LB UBS Commercial Mortgage Trust         5.224% due 07/15/2037(b)   11,052,000    9,546,427
Banc of America Commercial Mortgage,     6.721% due 06/11/2035(b)
  Inc.                                                               9,054,108    9,514,328
Wachovia Bank Commercial Mortgage Trust  5.031% due 11/15/2035(b)   10,596,000    8,864,362
Credit Suisse Mortgage Capital           5.192% due 01/15/2049(b)
  Certificates                                                      11,739,000    8,316,311
Wachovia Bank Commercial Mortgage Trust  4.932% due 04/15/2035(b)    8,918,000    8,163,234
DLJ Commercial Mortgage Corp.            5.750% due 03/10/2032(b)    8,200,000    8,149,193 (d)
Chase Commercial Mortgage Securities     6.600% due 12/19/2029(b)
  Corp.                                                              7,800,000    7,965,516
J.P. Morgan Chase Commercial Mortgage    5.056% due 07/12/2035(b)
  Securities Corp.                                                   9,507,000    7,686,409 (d)
Banc of America Commercial Mortgage,     5.314% due 11/10/2041(b)
  Inc.                                                               8,033,500    7,564,488 (d)
DLJ Commercial Mortgage Corp.            6.410% due 02/18/2031(b)   10,200,000    7,528,719 (e)
J.P. Morgan Chase Commercial Mortgage    5.448% due 07/15/2041(b)
  Securities Corp.                                                   7,631,000    7,437,966 (d)
Wachovia Bank Commercial Mortgage Trust  6.520% due 10/15/2017(b)    7,430,000    7,377,893
CS First Boston Mortgage Securities      5.226% due 12/15/2036(b)
  Corp.                                                              7,767,000    6,850,880
LB UBS Commercial Mortgage Trust         7.585% due 03/15/2032(b)    6,091,000    6,403,669 (d)
CS First Boston Mortgage Securities      6.080% due 08/15/2036(b)
  Corp.                                                              6,025,000    5,743,128
J.P. Morgan Chase Commercial Mortgage    5.015% due 01/15/2038(b)
  Securities Corp.                                                   6,513,000    5,220,280
GS Mortgage Securities Corp. II          5.232% due 04/10/2038       8,752,000    5,097,725 (e)
Commercial Mortgage Acceptance Corp.     5.440% due 09/15/2030(b)    5,000,000    5,007,600
J.P. Morgan Chase Commercial Mortgage    5.399% due 05/15/2045
  Securities Corp.                                                   5,000,000    5,002,100
Washingotn Mutual Alternative Mortgage   5.710% due 01/25/2047
  Pass Through Certificates                                          4,999,989    4,989,424
CS First Boston Mortgage Securities      6.294% due 12/15/2035(b)
  Corp.                                                              5,200,000    4,978,787
J.P. Morgan Chase Commercial Mortgage    6.150% due 11/15/2035(b)
  Securities Corp.                                                   4,954,500    4,962,710
J.P. Morgan Chase Commercial Mortgage    5.013% due 09/12/2037
  Securities Corp.                                                   5,000,000    4,846,155
J.P. Morgan Chase Commercial Mortgage    5.056% due 07/12/2035(b)
  Securities Corp.                                                  12,588,000    4,834,447 (d)(e)
Mortgage Capital Funding, Inc.           6.000% due 03/18/2030(b)    4,544,000    4,529,014 (d)
Wachovia Bank Commercial Mortgage Trust  5.358% due 10/15/2035(b)    5,189,000    4,488,215
Citicorp Residential Mortgage            5.702% due 03/25/2037
  Securities, Inc.                                                   4,500,000    4,474,688
J.P. Morgan Chase Commercial Mortgage    5.626% due 10/12/2035(b)
  Securities Corp.                                                   4,469,750    4,393,264
Banc of America Commercial Mortgage,     5.154% due 07/10/2045(b)
  Inc.                                                               4,385,000    3,950,039 (d)
Mortgage Capital Funding, Inc.           6.000% due 03/18/2030(b)    3,944,000    3,940,596 (d)
American Home Mortgage Assets            5.710% due 03/25/2047       4,000,000    3,891,500
Wachovia Bank Commercial Mortgage Trust  5.223% due 07/15/2042(b)    4,000,000    3,802,768 (d)
Merrill Lynch Mortgage Trust             5.244% due 11/12/2037(b)    3,579,000    3,326,675 (d)
Wachovia Bank Commercial Mortgage Trust  5.395% due 10/15/2041(b)    3,493,000    3,322,301 (d)
CS First Boston Mortgage Securities      6.000% due 07/15/2035(b)
  Corp.                                                             13,461,562    3,322,219 (e)
Mortgage Capital Funding, Inc.           7.060% due 03/18/2030(b)    3,250,000    3,266,575
Wachovia Bank Commercial Mortgage Trust  4.990% due 05/15/2044(b)    4,036,500    3,226,576
Bank of America Large Loan               6.320% due 02/09/2021(b)    3,200,000    3,199,981
CS First Boston Mortgage Securities      4.783% due 07/15/2036(b)
  Corp.                                                              3,923,000    3,189,936
Bear Stearns Commercial Mortgage         6.000% due 11/11/2035(b)
  Securities, Inc.                                                   3,099,999    3,125,664
Merrill Lynch Mortgage Trust             5.329% due 02/12/2042(b)    3,675,000    3,074,413
Crown Castle Towers LLC                  6.065% due 11/15/2036(b)    3,000,000    2,943,792 (d)
Merrill Lynch Mortgage Trust             5.421% due 09/12/2042(b)    3,200,000    2,908,189 (d)
DR Structured Finance Corp.              9.350% due 08/15/2019       2,807,437    2,891,660 (e)
J.P. Morgan Chase Commercial Mortgage    5.752% due 05/15/2047(b)
  Securities Corp.                                                   3,000,000    2,854,020 (d)
LB UBS Commercial Mortgage Trust         5.561% due 02/15/2041(b)    3,000,000    2,811,402 (d)
LB UBS Commercial Mortgage Trust         5.350% due 09/15/2040(b)    3,000,000    2,793,837 (d)
GE Capital Commercial Mortgage Corp.     5.397% due 05/10/2043(b)    2,972,000    2,709,997 (d)
J.P. Morgan Chase Commercial Mortgage    5.368% due 08/12/2037(b)
  Securities Corp.                                                   2,910,000    2,632,270 (d)
Wachovia Bank Commercial Mortgage Trust  5.768% due 11/15/2034(b)    2,500,000    2,526,125
Merrill Lynch Mortgage Trust             5.209% due 07/12/2038(b)    2,500,000    2,342,835 (d)
Wachovia Bank Commercial Mortgage Trust  5.367% due 10/15/2035(b)    2,827,000    2,312,223
J.P. Morgan Chase Commercial Mortgage    5.149% due 08/15/2042(b)
  Securities Corp.                                                   2,500,000    2,305,740 (d)
DLJ Commercial Mortgage Corp.            7.600% due 02/18/2031(b)    2,100,000    2,291,659 (d)
Merrill Lynch Mortgage Trust             5.019% due 09/12/2042(b)    3,107,000    2,242,139
Chase Commercial Mortgage Securities     7.239% due 02/12/2016(b)
  Corp.                                                              2,000,000    2,090,060 (d)
Bear Stearns Commercial Mortgage         5.628% due 12/11/2038(b)
  Securities, Inc.                                                   2,000,000    1,904,054 (d)
Ansonia CDO Ltd                          7.149% due 07/28/2046(b)    2,000,000    1,825,652
Commercial Mortgage Pass-Through         5.540% due 03/10/2039(b)
  Certificates                                                       2,000,000    1,823,162 (d)
Ansonia CDO Ltd                          7.445% due 07/28/2046(b)    2,000,000    1,749,772
CS First Boston Mortgage Securities      4.231% due 05/15/2038(b)
  Corp.                                                              2,000,000    1,712,556
Banc of America Commercial Mortgage,     5.923% due 07/10/2044(b)
  Inc.                                                               1,800,000    1,670,852 (d)
First Union National Bank Commercial     6.155% due 08/15/2033(b)
  Mortgage Corp.                                                     1,480,000    1,500,276
Morgan Stanley Capital I                 6.170% due 01/15/2021(b)    1,476,000    1,475,669
Lehman Brothers Floating Rate            6.120% due 09/15/2021(b)
  Commercial Mortgage Trust                                          1,193,347    1,191,996
Chase Commercial Mortgage Securities     7.370% due 06/19/2029(b)
  Corp.                                                              1,083,188    1,123,991 (d)
Nationslink Funding Corp.                7.050% due 03/20/2030(b)    1,000,000    1,004,497 (d)
Commercial Mortgage Pass-Through         5.782% due 12/10/2046(b)
  Certificates                                                       1,000,000      945,995 (d)
Wachovia Bank Commercial Mortgage Trust  5.290% due 04/15/2042(b)    1,000,000      937,531 (d)
Wachovia Bank Commercial Mortgage Trust  5.367% due 10/15/2035(b)    1,000,000      710,704
Credit Suisse Mortgage Capital           6.520% due 04/15/2021(b)
  Certificates                                                         500,000      499,997
DR Structured Finance Corp.              8.550% due 08/15/2019         453,236      421,510 (e)
DLJ Commercial Mortgage Corp.            7.120% due 10/10/2032         296,570      296,983
                                                                               ------------
   Total Commercial Mortgage-Backed
     Securities
   (Cost $ 367,067,871)                                                         365,503,804
                                                                               ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2007 (unaudited)

                                                              Principal
                                                               Amount       Value (a)
                                                              ---------- ------------
CORPORATE BONDS (15.35%)
Leslie's Poolmart                   7.750% due 02/01/2013     $5,095,000 $  5,145,950
Petro Stopping Centers LP/Petro
  Financial Corp.                   9.000% due 02/15/2012      4,900,000    5,096,000
Quiksilver, Inc.                    6.875% due 04/15/2015      5,000,000    4,875,000
Rouse Co. LP/TRC Co-Issuer, Inc.    6.750% due 05/01/2013(b)   3,600,000    3,675,157
Delhaize America, Inc.              9.000% due 04/15/2031      3,000,000    3,654,900
Brown Shoe Co., Inc.                8.750% due 05/01/2012      3,435,000    3,641,100
Trustreet Properties, Inc.          7.500% due 04/01/2015      3,025,000    3,296,975
Carriage Services, Inc.             7.875% due 01/15/2015      3,000,000    3,086,250
Cresent Resources TLB               8.320% due 01/15/2015      3,000,000    2,998,740
Steinway Musical Instruments        7.000% due 03/01/2014(b)   3,000,000    2,970,000
Hospitality Properties Trust        9.125% due 07/15/2010      2,500,000    2,761,483
Standard-Pacific Corp.              9.250% due 04/15/2012      2,635,000    2,569,125
Pantry, Inc.                        7.750% due 02/15/2014      2,475,000    2,493,563
K. Hovnanian Enterprises, Inc.      7.750% due 05/15/2013      2,410,000    2,241,300
Senior Housing Properties Trust     8.625% due 01/15/2012      1,920,000    2,097,600
Stater Brothers Holdings            8.125% due 06/15/2012      1,955,000    2,013,650
Susser Holdings                     10.625% due 12/15/2013(b)  1,800,000    1,975,500
WCA Waste Corp.                     9.250% due 06/15/2014(b)   1,750,000    1,863,750
Denny's Corp./Denny's Holdings,
  Inc.                              10.000% due 10/01/2012     1,675,000    1,788,063
UDR Inc.                            5.5000% due 04/01/2014     1,750,000    1,743,579
Meritage Homes Corp.                7.000% due 05/01/2014      1,800,000    1,732,500
O'Charleys, Inc.                    9.000% due 11/01/2013      1,600,000    1,704,000
Highwoods Properites, Inc.          5.850% due 03/15/2017(b)   1,700,000    1,690,630
Mylan Laboratories, Inc.            5.750% due 08/15/2010      1,600,000    1,592,000
Meritage Homes Corp.                6.250% due 03/15/2015      1,625,000    1,511,250
Ashton Woods USA LLC/Ashton Woods
  Finance Co.                       9.500% due 10/01/2015      1,500,000    1,441,875
Host Marriott LP                    6.750% due 06/01/2016      1,075,000    1,092,469
Host Marriott LP                    7.125% due 11/01/2013      1,000,000    1,030,000
Plains Exploration & Production Co. 7.000% due 03/15/2017      1,000,000    1,001,250
Maguire Properties TLB              7.320% due 04/24/2012        750,000      752,813
Jarden Corp.                        7.150% due 05/01/2017        650,000      665,438
Forest City Enterprises, Inc.       7.625% due 06/01/2015        530,000      543,250
Bon-Ton Stores, Inc./The            10.250% due 03/15/2014       500,000      541,250
Wimar Landco                        7.860% due 03/30/2007        500,000      502,915
DR Structured Finance Corp.         8.375% due 08/15/2015        511,477      455,215 (e)
DR Structured Finance Corp.         6.660% due 08/15/2010        460,464      395,999 (e)
                                                                         ------------
   Total Corporate Bonds
   (Cost $ 76,496,000)                                                     76,640,539
                                                                         ------------
UNITED STATES GOVERNMENT
  AGENCIES & OBLIGATIONS (3.78%)

US Treasury Note                    4.500% due 03/31/2012      6,000,000    5,994,372
Government National Mortgage
  Association                       5.915% due 01/16/2047      3,672,993    3,658,271
Government National Mortgage
  Association                       5.047% due 01/16/2045      2,449,277    2,179,141
Government National Mortgage
  Association                       5.464% due 09/16/2044      2,220,350    2,119,856
Government National Mortgage
  Association                       5.467% due 03/16/2046      1,816,441    1,685,699
Government National Mortgage
  Association                       5.138% due 11/16/2045      1,808,893    1,597,186
Government National Mortgage
  Association                       5.569% due 03/16/2044      1,181,059    1,119,555
Government National Mortgage
  Association                       5.325% due 01/16/2044        591,519      537,209
                                                                         ------------
   Total United States Government
     Agencies & Obligations
   (Cost $ 18,787,719)                                                     18,891,289
                                                                         ------------
TOTAL SECURITIES (92.30%)
   (Cost $462,351,590) (c)                                                461,035,632
                                                                         ------------
OTHER ASSETS, NET OF LIABILITIES
  (7.70%)                                                                  38,473,860
                                                                         ------------
NET ASSETS (100.00%)                                                     $499,509,492
                                                                         ============

--------
(a) See Notes to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2007 was $315,613,836 or 63.18% of net assets. See Note B4.
(c) The cost for federal income tax purposes was $462,351,590. At April 30, 2007 net unrealized appreciation for all securities based on tax cost was $1,315,958. This consisted of aggregate gross unrealized appreciation for all securities of $11,181,781 and aggregate gross unrealized depreciation for all securities of $12,497,739.
(d) Fair Valued security.
(e) Illiquid security.

Swap agreement soutstanding at April 30, 2007:

                                                                Unrealized
                                                    Notional   Appreciation/
Type                                                 Amount    Depreciation
----                                               ----------- -------------
Pay a fixed rate equal to 5.089%
receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Bank of America
Effective date 11/16/06, Exp. 11/16/16             $30,000,000   $(221,137)

Pay a fixed rate equal to 4.915% and
receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 03/17/05, Exp. 03/17/15              10,000,000     120,874

Pay a fixed rate equal to 4.883% and
receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15              20,000,000      95,546
                                                                 ---------
Total                                                            $  (4,717)
                                                                 =========

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007

The credit ratings of the Fund's investments are summarized below.

Summary of ratings (Unaudited) - April 30, 2007

                                                    Percentage of Net Assets by Rating
                           -------------------------------------------------------------------------------------
Issuer                      AAA  AA+ to AA- A+ to A- BBB+ to BBB- BB+ to BB- B+ to B- CCC+ TO CCC-  D   NR
------                     ----- ---------- -------- ------------ ---------- -------- ------------ ---- --
Commercial Mortgage-
  Backed Securities
   American Home
     Mortgage Assets                0.78                                                                     0.78
   Ansonia CDO Ltd.                                      0.72                                                0.72
   Banc of America
     Commercial
     Mortgage, Inc.           --      --      1.90       2.63          --        --         --       -- --   4.53
   Bank of America Large
     Loan                     --      --        --       0.64          --        --         --       -- --   0.64
   Bank of America-First
     Union National Bank
     Commercial
     Mortgage, Inc.           --      --        --       2.52          --        --         --       -- --   2.52
   Bear Stearns
     Commercial Mortgage
     Securities, Inc.         --      --        --       1.01          --        --         --       -- --   1.01
   Chase Commercial
     Mortgage Securities
     Corp.                    --      --      2.01       2.01        0.23        --         --       -- --   4.25
   Citicorp Residential
     Mortgage Acceptance
     Corp.                  0.90      --        --         --          --        --         --       -- --   0.90
   Commercial Mortgage
     Acceptance Corp.         --      --        --         --        1.00        --         --       -- --   1.00
   Commercial Mortgage
     Pass-Through
     Certificates           2.01      --        --       0.55          --        --         --       -- --   2.56
   Credit Suisse
     Mortgage Capital
     Certificates                                        0.10        1.66                                    1.76
   Crown Castle Towers
     LLC                                                 0.58          --                                    0.58
   CS First Boston
     Mortgage Securities
     Corp.                                    4.42                   5.50      1.00                         10.92
   DLJ Commercial
     Mortgage Corp.         0.06                         1.63        0.46      1.51                          3.66
   DR Structured Finance
     Corp.                                                                                         0.66      0.66
   First Union National
     Bank Commercial
     Mortgage Corp.                                                  0.30                                    0.30
   GE Capital Commercial
     Mortgage Corp.                                      0.54                                                0.54
   GS Mortgage
     Securities Corp. II                                             3.02                                    3.02
   J.P. Morgan Chase
     Commercial Mortgage
     Securities Corp.       1.00    0.97                 3.05        5.43                                   10.45
   LB UBS Commercial
     Mortgage Trust                           1.28       1.12        1.91                                    4.31
   Lehman Brothers
     Floating Rate
     Commercial Mortgage
     Trust                                               0.24                                                0.24
   Merrill Lynch
     Mortgage Trust                                      1.05        1.73                                    2.78
   Morgan Stanley
     Capital I                                           0.30                                                0.30
   Mortgage Capital
     Funding, Inc.                                       1.70        0.65                                    2.35
   NationsLink Funding
     Corp.                                               0.20                                                0.20
   Wachovia Bank
     Commercial Mortgage
     Trust                  0.51                         3.09        5.56                                    9.16
   WaMu Mortgage Pass
     Through Certificates   2.03                                                                             2.03
   Washington Mutual
     Alternative
     Mortgage Pass
     Through Certificates           1.00                                                                     1.00
                           -----    ----      ----      -----       -----      ----       ----     ---- --  -----
                            6.51    1.97      9.61      22.96       27.45      2.51         --     0.66 --  73.17
                           -----    ----      ----      -----       -----      ----       ----     ---- --  -----
Corporate Bonds               --      --        --       1.25        6.65      6.93       0.36     0.16 --  15.35
U.S. Gov't Agency &
  Obligations               3.78                                                                             3.78
                           -----    ----      ----      -----       -----      ----       ----     ---- --  -----
                           10.29    1.97      9.61      24.21       34.10      9.44       0.36     0.82 --  92.30
                           =====    ====      ====      =====       =====      ====       ====     ==== ==  =====

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

Assets
   Investments, at Value (Cost $462,351,590)                     $461,035,632
   Cash                                                            22,085,570
   Receivable for Securities Sold                                  23,491,973
   Interest Receivable                                              3,528,932
   Other Assets                                                        63,383
                                                                 ------------
       Total Assets                                               510,205,490
                                                                 ------------
Liabilities
   Payable for Securities Purchased                                10,494,042
   Unrealized Deprecation on Swap Agreements                            4,717
   Other Payables                                                      13,544
   Accrued Expenses                                                   183,695
                                                                 ------------
       Total Liabilities                                           10,695,998
                                                                 ------------
Net Assets                                                       $499,509,492
                                                                 ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2007 (unaudited)

Investment Income
   Interest                                                      $ 13,846,085
                                                                 ------------
Expenses
   Administrative Fees - Note D                                       110,575
   Legal Fees                                                          60,844
   Insurance Fees                                                      60,905
   Audit Fees                                                          57,126
   Custodian Fees - Note D                                             22,276
   Directors' Fees                                                     10,171
   Other                                                               19,215
                                                                 ------------
       Total Expenses                                                 341,112
                                                                 ------------
Net Investment Income                                              13,504,973
                                                                 ------------
Realized and Unrealized Gain on Investments and Swaps:
   Net Realized Gain on:
   Investments                                                      2,160,748
   Swaps                                                              487,983
                                                                 ------------
       Net Realized Gain on Investments and Swaps                   2,648,731
                                                                 ------------
Net Change in Unrealized Depreciation on:
   Investments                                                    (10,952,797)
   Swaps                                                             (242,412)
                                                                 ------------
       Net Change in Unrealized Depreciation on Investments
         and Swaps                                                (11,195,209)
                                                                 ------------
Net Loss on Investments and Swaps                                  (8,546,478)
                                                                 ------------
Net Increase in Net Assets Resulting from Operations             $  4,958,495
                                                                 ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                              For the Six
                                              Months Ended
                                             April 30, 2007    Year Ended
                                              (unaudited)   October 31, 2006
                                             -------------- ----------------
Increase in Net Assets Resulting from
  Operations:
   Net Investment Income                      $ 13,504,973   $  38,965,549
   Net Realized Gain on Investments and
     Swaps                                       2,648,731       1,309,949
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Swaps                     (11,195,209)      1,803,348
                                              ------------   -------------
       Net Increase in Net Assets
         Resulting from Operations               4,958,495      42,078,846
                                              ------------   -------------
Contributions/Withdrawals:
   Contributions                                24,985,636      81,092,454
   Withdrawals                                  (9,685,203)   (194,330,823)
                                              ------------   -------------
       Net Contributions/Withdrawals            15,300,433    (113,238,369)
                                              ------------   -------------
   Total Increase (Decrease) in Net
     Assets                                     20,258,928     (71,159,523)
                                              ------------   -------------
Net Assets:
   Beginning of Period                         479,250,564     550,410,087
                                              ------------   -------------
   End of Period                              $499,509,492   $ 479,250,564
                                              ============   =============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2007 (unaudited)

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from
     Operations                                              $   4,958,495
   Adjustments to Reconcile Net Increase in Net
     Assets Resulting from Operations to Net Cash
     Provided by Operating Activities:
       Cost of Securities Purchased                           (331,223,511)
       Proceeds from Sale of Securities                        332,451,597
       Adjustment to Cost of Interest Only Securities               52,719
       Net Amortization of Premium and Accretion of
         Discount                                               (1,508,994)
       Net Interest Received on Swaps                              487,983
       Net Paydown Gain on Securities                            3,727,761
       Net Change in Unrealized Depreciation on
         Investments and Swaps                                  11,195,209
       Net Realized Gain on Investments and Swaps               (2,648,731)

   Net Change in Operating Assets and Liabilities:
       Increase in Receivable for Securities Sold              (23,491,973)
       Decrease in Interest Receivable                             413,860
       Increase in Other Assets                                    (63,383)
       Increase in Payable for Securities Purchased              9,947,294
       Increase in Other Payables                                   13,544
       Decrease in Cash Distribution Payable                      (742,032)
       Increase in Accrued Expenses                                 33,774
                                                             -------------
          Net Cash Provided by Operating Activities              3,603,612
                                                             -------------
Cash Flows from Financing Activities:
   Contributions                                                24,985,636
   Withdrawals                                                  (9,685,203)
                                                             -------------
          Net Cash Provided by Financing Activities             15,300,433
                                                             -------------
Net Decrease in Cash                                            18,904,045
Cash at Beginning of Period                                      3,181,525
                                                             -------------
Cash at End of Period                                        $  22,085,570
                                                             =============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                           For the Six
                           Months Ended   Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
                          April 30, 2007  October 31, October 31, October 31, October 31, October 31,
                           (unaudited)       2006        2005        2004        2003       2002 (1)
                          --------------  ----------- ----------- ----------- ----------- ------------
Total Investment Return
   Net Asset Value (2)           1.01%         7.95%       7.34%      15.67%       6.65%        5.32%(3)
                             --------      --------    --------    --------    --------     --------
Ratios and Supplemental
  Data
   Net Assets, End of
     Period (Thousands)      $499,509      $479,251    $550,410    $339,587    $341,238     $359,981
   Ratio of Expenses to
     Average Net Assets          0.14%(4)      0.13%       0.12%       0.09%       0.11%        0.25%(4)
   Ratio of Net
     Investment Income
     to Average Net
     Assets                      5.54%(4)      7.36%       9.09%       8.71%       8.97%        7.69%(4)
   Portfolio Turnover
     Rate                          69%(3)        70%         76%         87%         57%          25%(3)
                             --------      --------    --------    --------    --------     --------

--------
(1) Commencement of investment operations was August 1, 2002.
(2) Total investment return is based on net increase in net assets resulting from operations and reflects the effects of changes in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.
(3) Not annualized.
(4) Annualized.

                      See Notes to Financial Statements.

                        CLARION VALUE FUND MASTER, LLC
                         NOTES TO FINANCIAL STATEMENTS
                          APRIL 30, 2007 (unaudited)

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds") investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

       1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

       2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

       3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

       4. Interest Rate Swap Contracts: The Master Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Master Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Master Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlements in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount

                        CLARION VALUE FUND MASTER, LLC
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                          APRIL 30, 2007 (unaudited)

B. Summary of Significant Accounting Policies (continued):

       due to or from the Master Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements received or made by the Master Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

       Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The fund bears the market risk arising from any change in interest rates.

       5. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

       6. Secured Borrowings and Collateral: The Master Fund currently holds pledged collateral in the form of U.S. Treasury bills posted as a result of the interest rate swaps that the Master Fund has entered into. The Master Fund's custodian holds this collateral and it is not accounted for in the statement of assets and liabilities. The Master Fund has the right to either re-pledge or sell this collateral as determined by the contractual agreements between the parties. As of April 30, 2007 the value of this collateral is $510,000 and the Master Fund has neither re-pledged or sold any of this collateral.

       7. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence and other expenses incurred in managing the Master Fund's investments. Management fees are, however, charged at the feeder funds' level.

D. Administration and Custodian Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the six months ended April 30, 2007 the Master Fund made purchases of $136,989,860 and sales of $141,919,920 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $193,863,359 and sales of $189,717,707 of long-term U.S. Government securities during the year.

F. Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund's maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G. Other: At April 30, 2007, Clarion Value Fund, Inc., Clarion Fund PLC and Clarion Value Reserve (BVI) L.P. are the only investors invested in the Master Fund, and own 82.4%, 13.2% and 4.4% of the net assets of the Master Fund, respectively.

H. Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the Master Fund's financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements"("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund's financial statements.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's most recent disclosure in response to the requirements of
Item 7(d)(ii)(G) of Schedule 14A or this Item

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant's disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 ("SOX") are attached as Exhibit 99.CERT.

(b) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:    /s/ Daniel Heflin
       -------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer
Date:  July 2, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Daniel Heflin
       -------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer
Date:  July 2, 2007

By:    /s/ Jerry Chang
       -------------------------------
Name:  Jerry Chang
Title: Chief Financial Officer
Date:  July 2, 2007